Segment Information - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue by Classes of Similar Products or Services
Revenue	$ 79,591	$ 79,139	$ 79,919
Cognitive Solutions | Software
Revenue by Classes of Similar Products or Services
Revenue	13,667	13,598	13,969
Cognitive Solutions | Services
Revenue by Classes of Similar Products or Services
Revenue	4,708	4,752	4,111
Cognitive Solutions | Systems
Revenue by Classes of Similar Products or Services
Revenue	106	103	107
Global Business Services | Software
Revenue by Classes of Similar Products or Services
Revenue	151	179	179
Global Business Services | Services
Revenue by Classes of Similar Products or Services
Revenue	16,460	16,004	16,399
Global Business Services | Systems
Revenue by Classes of Similar Products or Services
Revenue	206	165	121
Technology Services & Cloud Platforms | Software
Revenue by Classes of Similar Products or Services
Revenue	3,713	3,610	3,818
Technology Services & Cloud Platforms | Services
Revenue by Classes of Similar Products or Services
Revenue	24,145	23,629	24,311
Technology Services & Cloud Platforms | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	5,484	5,783	5,862
Technology Services & Cloud Platforms | Systems
Revenue by Classes of Similar Products or Services
Revenue	1,119	1,254	1,346
Systems | Servers
Revenue by Classes of Similar Products or Services
Revenue	3,996	3,993	3,567
Systems | Storage
Revenue by Classes of Similar Products or Services
Revenue	2,114	2,243	2,083
Systems | Software
Revenue by Classes of Similar Products or Services
Revenue	1,498	1,520	1,586
Systems | Services
Revenue by Classes of Similar Products or Services
Revenue	425	439	478
Global Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	1,223	1,167	1,231
Global Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 366	$ 530	$ 461